Share capital and Contributed Surplus - Disclosure of issued common shares (Details) $ in Millions			1 Months Ended			12 Months Ended
	Dec. 09, 2022 CAD ($)	Dec. 09, 2022 USD ($)	Jul. 21, 2023 shares	Sep. 30, 2021 CAD ($) shares	Apr. 30, 2021 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($) shares
Disclosure of classes of share capital [line items]
Beginning Balance (in shares) | shares						773,225	699,511	589,518
Outstanding amount, beginning of the period						$ 19,496,640	$ 17,215,068	$ 9,374,563
Less: share offering costs						$ (3,152,794)	$ (33,880)	$ (606,622)
Ending Balance (in shares) | shares				699,511		5,616,782	773,225	699,511
Outstanding amount, end of the period				$ 17,215,068		$ 33,379,110	$ 19,496,640	$ 17,215,068
U.S. IPO and Canadian Offering [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares						3,226,392	0	0
Amount						$ 13,675,120	$ 0	$ 0
Less: share offering costs	$ (2,800,000)	$ (2.1)
Private Placement [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares			1,542,194			1,542,194	22,857	10,714
Amount						$ 3,050,316	$ 272,000	$ 1,110,000
Less: share offering costs				$ (130,730)
Debt settlements [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares						56,141	143	1,305
Amount						$ 233,485	$ 19,000	$ 63,866
Conversion of share units [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares						14,134	8,349	138
Amount						$ 529,504	$ 874,840	$ 12,498
Exercise of warrants [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares						3,571	19,000	10,380
Amount						$ 60,000	$ 277,098	$ 815,307
Exercise of stock options [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares						1,125	0	18,195
Amount						$ 5,836	$ 0	$ 1,292,015
Bonus shares relating to borrowings [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares						0	18,525	0
Amount						$ 0	$ 411,692	$ 0
Acquisition [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares						0	3,965	0
Amount						$ 0	$ 377,503	$ 0
Conversion of contingent shares [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares						0	875	0
Amount						$ 0	$ 83,319	$ 0
Brokered private placement [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares						0	0	51,087
Amount						$ 0	$ 0	$ 3,611,818
Less: share offering costs					$ (630,680)
Asset acquisition [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares					14,286	0	0	14,286
Amount						$ 0	$ 0	$ 1,290,000
Exercise of broker compensation options [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares						0	0	2,459
Amount						$ 0	$ 0	$ 347,680
Amended license [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares					1,429	0	0	1,429
Amount						$ 0	$ 0	$ 137,000
Share offering costs [Member]
Disclosure of classes of share capital [line items]
Less: share offering costs						$ (3,671,791)	$ (33,880)	$ (839,679)